Significant Accounting Policies - Schedule of Depreciation Periods of Right-of-Use Assets (Details) - Right Of Use Asset [Member]	12 Months Ended
Dec. 31, 2024
Office Space [Member] | Bottom of range [member]
Schedule of Depreciation Periods of Right-of-Use Assets [Line Items]
Right-of-use assets depreciation periods	5 years
Office Space [Member] | Top of range [member]
Schedule of Depreciation Periods of Right-of-Use Assets [Line Items]
Right-of-use assets depreciation periods	10 years
Vehicles [Member]
Schedule of Depreciation Periods of Right-of-Use Assets [Line Items]
Right-of-use assets depreciation periods	3 years